EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 20, 2018 (Accession No. 0001193125-18-050510), to the Prospectus dated December 29, 2017, for Xtrackers Russell 1000 Comprehensive Factor ETF, a series of DBX ETF Trust.